WEBs ETF Trust

WEBs Defined Volatility XLY ETF
Schedule of Investments

July 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 51.5%
United States – 51.5%
Consumer Discretionary Select Sector SPDR Fund	559	$123,779
TOTAL EXCHANGE-TRADED FUNDS (Cost - $126,043)		123,779

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 51.6%
Time Deposits – 51.6%
Citibank, New York, 3.68% 08/01/2025	$3,987	3,987
Sumitomo Mitsui Trust Bank, London, 3.68% 08/01/2025(1)	120,000	120,000
TOTAL TIME DEPOSITS (Cost - $123,987)		123,987
TOTAL SHORT-TERM INVESTMENTS (Cost - $123,987)		123,987

TOTAL INVESTMENTS – 103.1% (Cost - $250,030)		247,766
OTHER ASSETS LESS LIABILITIES – (3.1)%		(7,408)
NET ASSETS – 100.0%		$240,358

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Consumer Discretionary Select Sector SPDR Fund	OBFR + 1.25%	Monthly	USD	327	08/25/2026	$(6,285)

(1)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

Abbreviations used in this schedule:

LLC – Limited Liability Company
OBFR – Overnight Bank Funding Rate